Tax - Analysis of deferred tax (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax
Deferred tax asset	£ 1,252	£ 1,876
Deferred tax liability	(104)	(99)
Net deferred tax asset	£ 1,148	£ 1,777	£ 1,753